United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-3387

(Investment Company Act File Number)

Federated U.S. Government Securities Fund: 2-5 Years
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  1/31/10

Date of Reporting Period:  Six months ended 7/31/09

Item 1.                      Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years

SEMI-ANNUAL SHAREHOLDER REPORT

July 31, 2009

Institutional Shares
Institutional Service Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended January 31,
	7/31/2009	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$11.96	$11.60	$10.82	$10.94	$11.26	$11.54
Income From Investment Operations:
Net investment income	0.16	0.43	0.48	0.47	0.42	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	(0.12)	0.35	0.78	(0.12)	(0.32)	(0.29)

TOTAL FROM INVESTMENT OPERATIONS	0.04	0.78	1.26	0.35	0.10	0.12

Less Distributions:
Distributions from net investment income	(0.16)	(0.42)	(0.48)	(0.47)	(0.42)	(0.40)

Net Asset Value, End of Period	$11.84	$11.96	$11.60	$10.82	$10.94	$11.26

Total Return[1]	0.33%	6.92%	12.00%	3.28%	0.95%	1.10%

Ratios to Average Net Assets:

Net expenses	0.58%[2]	0.53%	0.58%	0.58%	0.58%	0.59%

Net investment income	2.64%[2]	3.64%	4.39%	4.35%	3.82%	3.55%

Expense waiver/ reimbursement[3]	0.05%[2]	0.10%	0.07%	0.08%	0.13%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$758,988	$788,800	$638,728	$530,530	$653,836	$733,782

Portfolio turnover	137%	57%	104%	128%	113%	66%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended January 31,
	7/31/2009	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$11.96	$11.60	$10.82	$10.94	$11.26	$11.54
Income From Investment Operations:
Net investment income	0.14	0.39	0.46	0.45	0.40	0.38
Net realized and unrealized gain (loss) on investments and futures contracts	(0.11)	0.36	0.78	(0.12)	(0.32)	(0.28)

TOTAL FROM INVESTMENT OPERATIONS	0.03	0.75	1.24	0.33	0.08	0.10

Less Distributions:
Distributions from net investment income	(0.15)	(0.39)	(0.46)	(0.45)	(0.40)	(0.38)

Net Asset Value, End of Period	$11.84	$11.96	$11.60	$10.82	$10.94	$11.26

Total Return[1]	0.23%	6.64%	11.73%	3.05%[2]	0.73%[2]	0.84%

Ratios to Average Net Assets:

Net expenses	0.78%[3]	0.78%	0.83%	0.81%	0.79%	0.84%

Net investment income	2.44%[3]	3.38%	4.15%	4.12%	3.62%	3.29%

Expense waiver/ reimbursement[4]	0.10%[3]	0.13%	0.26%	0.26%	0.27%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$114,645	$114,239	$78,965	$81,887	$87,797	$101,602

Portfolio turnover	137%	57%	104%	128%	113%	66%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by an affiliated shareholder services provider which had an impact of 0.01% on the total return.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended January 31,
	7/31/2009	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$11.96	$11.60	$10.82	$10.94	$11.26	$11.54
Income From Investment Operations:
Net investment income	0.12	0.34	0.40	0.39	0.34	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	(0.12)	0.36	0.78	(0.12)	(0.31)	(0.30)

TOTAL FROM INVESTMENT OPERATIONS	0.00	0.70	1.18	0.27	0.03	0.04

Less Distributions:
Distributions from net investment income	(0.12)	(0.34)	(0.40)	(0.39)	(0.35)	(0.32)

Net Asset Value, End of Period	$11.84	$11.96	$11.60	$10.82	$10.94	$11.26

Total Return[1]	0.00%	6.16%	11.21%	2.55%	0.23%	0.37%

Ratios to Average Net Assets:

Net expenses	1.24%[2]	1.24%	1.30%	1.30%	1.29%	1.30%

Net investment income	1.99%[2]	2.85%	3.66%	3.63%	3.15%	2.84%

Expense waiver/ reimbursement[3]	0.04%[2]	0.05%	0.01%	0.00%	0.00%	0.00%

Supplemental Data:

Net assets, end of period (000 omitted)	$48,923	$33,489	$11,804	$7,616	$3,332	$977

Portfolio turnover	137%	57%	104%	128%	113%	66%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period[1]

Actual:

Institutional Shares	$1,000	$1,003.30	$2.88

Institutional Service Shares	$1,000	$1,002.30	$3.87

Class K Shares	$1,000	$1,000.00	$6.15

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,021.92	$2.91

Institutional Service Shares	$1,000	$1,020.93	$3.91

Class K Shares	$1,000	$1,018.65	$6.21

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.58%

Institutional Service Shares	0.78%

Class K Shares	1.24%

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund’s portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets

U.S. Treasury Securities	53.2%

FDIC Guaranteed Debt	24.8%

U.S. Government Agency Securities	21.2%

Derivative Contracts[2]	(0.1)%

Money Market Mutual Fund--Collateral[3]	18.5%

Cash Equivalents[4]	0.1%

Other Assets and Liabilities--Net[5]	(17.7)%

TOTAL	100.0%

At July 31, 2009, the Fund’s effective maturity6 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

Less than 2 Years[7]	15.9%

2-5 Years	61.8%

Greater than 5 Years	21.4%

Money Market Mutual Fund--Collateral[3]	18.5%

Cash Equivalents[4]	0.1%

Other Assets and Liabilities--Net[5]	(17.7)%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of the principal types of securities and derivative contracts in which the Fund invests.

2 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

3 Money Market Mutual Fund purchased with cash collateral received in securities lending transactions, as well as cash held to cover payments on derivative contracts, when-issued and delayed delivery transactions.

4 Cash Equivalents include any instruments in money market mutual funds and/or overnight repurchase agreements (other than those representing securities lending collateral).

5 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

6 For callable investments, “effective maturity” is the unexpired period until the earliest date the investment is subject to prepayment or repurchase by the issuer (and market conditions indicate that the issuer will prepay or repurchase the investment). For all other investments “effective maturity” is the unexpired period until final maturity.

7 Does not include money market mutual fund purchased with collateral received in securities lending transactions or cash held to cover payments on derivative contracts and when-issued and delayed delivery transactions.

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount or Shares			Value

		U.S. TREASURY--53.2%
		U.S. Treasury Bonds--8.3%
$35,000,000		8.875%, 8/15/2017	$48,508,596
20,000,000		9.875%, 11/15/2015	28,004,690

		TOTAL	76,513,286

		U.S. Treasury Notes--44.9%
32,000,000		1.000%, 7/31/2011	31,930,000
61,500,000	[1]	2.625%, 6/30/2014	61,884,375
45,000,000	[2]	2.750%, 10/31/2013	46,000,197
30,000,000	[1]	3.125%, 4/30/2013	31,269,141
30,000,000	[1]	3.125%, 5/15/2019	29,123,436
45,000,000	[1]	3.250%, 5/31/2016	45,480,479
10,000,000	[1]	3.500%, 5/31/2013	10,554,688
37,000,000		4.000%, 11/15/2012	39,694,063
45,000,000		4.125%, 8/31/2012	48,352,149
40,000,000		4.250%, 11/15/2014	43,215,532
10,000,000		4.750%, 5/31/2012	10,895,703
15,000,000		4.875%, 4/30/2011	16,006,591

		TOTAL	414,406,354

		TOTAL U.S. TREASURY (IDENTIFIED COST $471,938,996)	490,919,640

		FDIC GUARANTEED DEBT--24.8%
35,000,000		GMAC LLC, 2.200%, 12/19/2012	35,124,643
40,000,000		Citigroup, Inc., 1.375%, 5/5/2011	40,153,293
20,000,000		Citigroup Funding, Inc., 2.000%, 3/30/2012	20,135,317
38,000,000		J.P. Morgan Chase & Co., 2.200%, 6/15/2012	38,356,948
25,000,000		Morgan Stanley, 2.250%, 3/13/2012	25,344,357
30,760,000		General Electric Capital Corp., 1.800%, 3/11/2011	31,111,909
37,000,000		General Electric Capital Corp., 3.000%, 12/9/2011	38,202,705

		TOTAL FDIC GUARANTEED DEBT (IDENTIFIED COST $226,732,990)	228,429,172

		Government Agencies--21.2%
33,000,000		Federal National Mortgage Association, 6.000%, 5/15/2011	35,819,137
10,000,000		Federal Home Loan Bank System, 5.000%, 10/13/2011	10,781,266
15,000,000		Federal Home Loan Bank System, 5.300%, 10/27/2011	15,168,399
46,000,000		Federal National Mortgage Association, 5.125%, 11/2/2012	46,512,859
10,000,000		Federal National Mortgage Association, 4.000%, 1/18/2013	10,366,660
Principal Amount or Shares			Value

		Government Agencies--continued
$15,000,000		Federal Farm Credit System, 3.875%, 10/7/2013	$15,724,408
30,125,000		Federal Home Loan Bank System, 4.875%, 12/13/2013	32,821,242
15,000,000		Federal Home Loan Mortgage Corp., 3.000%, 7/28/2014	15,134,629
2,005,000		Federal Home Loan Bank System, 4.150%, 2/25/2015	2,015,337
10,000,000		Federal Home Loan Mortgage Corp., 5.250%, 4/18/2016	11,109,497

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $187,765,215)	195,453,434

		MUTUAL FUND--18.6%
172,022,192	[3,4,5]	Government Obligations Fund, Institutional Shares, 0.16% (AT NET ASSET VALUE)	172,022,192

		TOTAL INVESTMENTS--117.8% (IDENTIFIED COST $1,058,459,393)6	1,086,824,438

		OTHER ASSETS AND LIABILITIES -- NET--(17.8)%7	(164,268,249)

		TOTAL NET ASSETS--100%	$922,556,189

At July 31, 2009, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

8U.S. Treasury Notes 2-Year Short Futures	400	$86,631,250	September 2009	$136,636

8U.S. Treasury Notes 5-Year Long Futures	200	$23,076,563	September 2009	$(69,604)

8U.S. Treasury Notes 10-Year Long Futures	770	$90,306,563	September 2009	$(1,291,507)

NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,224,475)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities - Net.”

1 Certain principal amounts or shares are temporarily on loan to unaffiliated broker/dealers.

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

3 Affiliated company.

4 7-Day net yield.

5 All or a portion of this security is held as collateral for securities lending.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.

8 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs

	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total

Debt Securities:

U.S. Treasury	$--	$490,919,640	$--	$490,919,640

FDIC Guaranteed Debt	--	228,429,172	--	228,429,172

Government Agencies	--	195,453,434	--	195,453,434

Mutual Fund	172,022,192	--	--	172,022,192

TOTAL SECURITIES	$172,022,192	$914,802,246	$--	$1,086,824,438

OTHER FINANCIAL INSTRUMENTS*	$(1,224,475)	$--	$--	$(1,224,475)

* Other financial instruments include futures contracts.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2009 (unaudited)

Assets:
Total investments in securities, at value, including $172,022,192 of investments in an affiliated issuer (Note 5) and $167,889,072 of securities loaned (identified cost $1,058,459,393)		$1,086,824,438
Income receivable		7,830,451
Receivable for investments sold		32,257,851
Receivable for shares sold		1,459,415
Receivable for daily variation margin		828,125

TOTAL ASSETS		1,129,200,280

Liabilities:
Payable for investments purchased	$31,932,609
Payable for shares redeemed	3,378,777
Income distribution payable	315,811
Payable for shareholder services fee (Note 5)	69,150
Payable for distribution services fee (Note 5)	19,271
Payable for collateral due to broker for securities lending	170,837,000
Payable for Directors’/Trustees’ fees	1,468
Accrued expenses	90,005

TOTAL LIABILITIES		206,644,091

Net assets for 77,901,618 shares outstanding		$922,556,189

Net Assets Consist of:
Paid-in capital		$888,050,507
Net unrealized appreciation of investments and futures contracts		27,140,570
Accumulated net realized gain on investments and futures contracts		7,312,907
Undistributed net investment income		52,205

TOTAL NET ASSETS		$922,556,189

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$758,987,891 ÷ 64,089,733 shares outstanding, no par value, unlimited shares authorized		$11.84

Institutional Service Shares:
$114,645,156 ÷ 9,680,765 shares outstanding, no par value, unlimited shares authorized		$11.84

Class K Shares:
$48,923,142 ÷ 4,131,120 shares outstanding, no par value, unlimited shares authorized		$11.84

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended July 31, 2009 (unaudited)

Investment Income:
Interest (including income on securities loaned of $401,586)		$15,516,733
Dividends received from an affiliated issuer (Note 5)		53,956

TOTAL INCOME		15,570,689

Expenses:
Investment adviser fee (Note 5)	$1,933,566
Administrative personnel and services fee (Note 5)	374,628
Custodian fees	18,076
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	205,300
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	36,501
Transfer and dividend disbursing agent fees and expenses--Class K Shares	52,168
Directors’/Trustees’ fees	6,933
Auditing fees	11,008
Legal fees	5,135
Portfolio accounting fees	71,029
Distribution services fee--Institutional Service Shares (Note 5)	29,215
Distribution services fee--Class K Shares (Note 5)	98,933
Shareholder services fee--Institutional Shares (Note 5)	239,007
Shareholder services fee--Institutional Service Shares (Note 5)	139,246
Account administration fee--Institutional Shares	14,835
Account administration fee--Institutional Service Shares	5,728
Share registration costs	37,281
Printing and postage	23,934
Insurance premiums	2,840
Miscellaneous	8,829

TOTAL EXPENSES	3,314,192

Statement of Operations--continued

Waivers and Reimbursements (Note 5):
Reimbursement of investment adviser fee	$(212,582)
Waiver of administrative personnel and services fee	(6,767)
Waiver of distribution services fee--Institutional Service Shares	(29,215)
Waiver of distribution services fee--Class K Shares	(43)
Reimbursement of shareholder services fee--Institutional Shares	(7,803)
Reimbursement of shareholder services fee--Institutional Service Shares	(65)

TOTAL WAIVERS AND REIMBURSEMENTS		$(256,475)

Net expenses			3,057,717

Net investment income			12,512,972

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			13,497,161
Net realized loss on futures contracts			(1,099,469)
Net change in unrealized appreciation of investments			(21,737,778)
Net change in unrealized depreciation of futures contracts			(1,098,763)

Net realized and unrealized loss on investments and futures contracts			(10,438,849)

Change in net assets resulting from operations			$2,074,123

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 7/31/2009	Year Ended 1/31/2009

Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,512,972	$29,739,435
Net realized gain on investments and futures contracts	12,397,692	15,820,830
Net change in unrealized appreciation/depreciation of investments and futures contracts	(22,836,541)	11,021,425

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,074,123	56,581,690

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(10,934,218)	(25,745,106)
Institutional Service Shares	(1,461,949)	(3,279,952)
Class K Shares	(402,982)	(417,081)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,799,149)	(29,442,139)

Share Transactions:
Proceeds from sale of shares	312,650,482	587,464,124
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Bank & Trust U.S. Government Fund	--	2,180,437
Net asset value of shares issued to shareholders in payment of distributions declared	10,878,482	22,876,706
Cost of shares redeemed	(326,776,310)	(432,628,907)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,247,346)	179,892,360

Change in net assets	(13,972,372)	207,031,911

Net Assets:
Beginning of period	936,528,561	729,496,650

End of period (including undistributed net investment income of $52,205 and $338,382, respectively)	$922,556,189	$936,528,561

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009 (unaudited)

1. ORGANIZATION

Federated U.S. Government Securities Fund: 2-5 Years (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund’s investment objective is to provide current income.

On December 22, 2008, the Fund received a tax-free transfer of assets from Suburban Bank & Trust U.S. Government Fund, as follows:

Institutional Shares of the Fund Issued	Suburban Bank & Trust U.S. Government Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination

179,756	$2,180,437	$66,970	$952,108,614	$954,289,051

1 Unrealized appreciation is included in the Suburban Bank & Trust U.S. Government Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”. As of and during the six months ended July 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of July 31, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral

$167,889,072	$170,837,000

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset		Liability

	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Derivatives not accounted for as hedging instruments under Statement 133

Interest rate contracts	Receivable for daily variation margin	$(1,224,475)*	--	$--

* Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the
Six Months Ended July 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Futures

Interest rate contracts	$(1,099,469)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Futures

Interest rate contracts	$(1,098,763)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 7/31/2009		Year Ended 1/31/2009

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	20,122,747	$240,552,549	38,190,997	$444,830,758
Shares issued in connection with the tax-free transfer of assets from Suburban Bank & Trust U.S. Government Fund	--	--	179,756	2,180,437
Shares issued to shareholders in payment of distributions declared	773,855	9,236,513	1,701,995	19,736,323
Shares redeemed	(22,737,602)	(270,560,403)	(29,182,414)	(340,752,629)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,841,000)	$(20,771,341)	10,890,334	$125,994,889

	Six Months Ended 7/31/2009		Year Ended 1/31/2009

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	2,835,048	$33,848,299	9,575,920	$111,593,161
Shares issued to shareholders in payment of distributions declared	104,695	1,249,896	236,553	2,744,206
Shares redeemed	(2,807,665)	(33,469,697)	(7,068,417)	(81,806,306)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	132,078	$1,628,498	2,744,056	$32,531,061

	Six Months Ended 7/31/2009		Year Ended 1/31/2009

Class K Shares:	Shares	Amount	Shares	Amount

Shares sold	3,190,498	$38,249,634	2,615,337	$31,040,205
Shares issued to shareholders in payment of distributions declared	32,861	392,073	34,127	396,177
Shares redeemed	(1,891,384)	(22,746,210)	(867,470)	(10,069,972)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,331,975	$15,895,497	1,781,994	$21,366,410

NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(376,947)	$(3,247,346)	15,416,384	$179,892,360

4. FEDERAL TAX INFORMATION

At July 31, 2009, the cost of investments for federal tax purposes was $1,058,459,393. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $28,365,045. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,478,331 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,113,286.

At January 31, 2009, the Fund had a capital loss carryforward of $5,210,497 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2015.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended July 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,767 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Institutional Service Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class

Institutional Service Shares	0.05%

Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended July 31, 2009, FSC voluntarily waived $29,258 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended July 31, 2009, FSC retained $2,002 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended July 31, 2009, FSSC voluntarily reimbursed $7,868 of shareholder services fees. For the six months ended July 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund’s Institutional Shares, Institutional Service Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.58%, 0.81% and 1.27%, respectively, for the fiscal year ending January 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through March 31, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended July 31, 2009, the Adviser reimbursed $212,582. Transactions with the affiliated company during the six months ended July 31, 2009 were as follows:

Affiliate	Balance of Shares Held 1/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2009	Value	Dividend Income

Government Obligations Fund, Institutional Shares	342,176,131	1,909,012,905	2,079,166,844	172,022,192	$172,022,192	$53,956

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended July 31, 2009, were as follows:

Purchases	$246,807,408

Sales	$20,207,400

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the six months ended July 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the six months ended July 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

Evaluation and Approval of Advisory
Contract--May 2009

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2009. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 31428P103
Cusip 31428P202
Cusip 31428P301

8082202 (9/09)

Federated is a registered mark of Federated Investors, Inc.
2009 © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated U.S. Government Securities Fund: 2-5 Years

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2009